Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Net exposure	kr 359.5	kr 347.5
Central governments
Risk information
Net exposure	185.5	161.3
Regional governments
Risk information
Net exposure	12.3	16.5
Multilateral development banks
Risk information
Net exposure	3.5	3.1
Public sector entity
Risk information
Net exposure	4.2	4.0
Financial institutions
Risk information
Net exposure	30.9	45.7
Corporates
Risk information
Net exposure	123.1	116.9
Middle East/ Africa/Turkey
Risk information
Net exposure	2.7	4.5
Middle East/ Africa/Turkey | Central governments
Risk information
Net exposure	0.1
Middle East/ Africa/Turkey | Financial institutions
Risk information
Net exposure	0.0
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	2.6	4.5
Asia excl. Japan
Risk information
Net exposure	2.7	5.0
Asia excl. Japan | Central governments
Risk information
Net exposure	0.4	0.6
Asia excl. Japan | Financial institutions
Risk information
Net exposure	1.2	2.7
Asia excl. Japan | Corporates
Risk information
Net exposure	1.1	1.7
Japan
Risk information
Net exposure	6.9	7.5
Japan | Central governments
Risk information
Net exposure	2.4	2.8
Japan | Financial institutions
Risk information
Net exposure	0.6	0.9
Japan | Corporates
Risk information
Net exposure	3.9	3.8
North America
Risk information
Net exposure	9.0	13.4
North America | Central governments
Risk information
Net exposure	1.6	2.8
North America | Financial institutions
Risk information
Net exposure	1.7	6.6
North America | Corporates
Risk information
Net exposure	5.7	4.0
Oceania
Risk information
Net exposure	0.8	0.9
Oceania | Financial institutions
Risk information
Net exposure	0.8	0.9
Latin America
Risk information
Net exposure	3.3	2.8
Latin America | Corporates
Risk information
Net exposure	3.3	2.8
Sweden
Risk information
Net exposure	268.0	251.2
Sweden | Central governments
Risk information
Net exposure	159.2	138.1
Sweden | Regional governments
Risk information
Net exposure	12.2	16.3
Sweden | Financial institutions
Risk information
Net exposure	11.4	16.7
Sweden | Corporates
Risk information
Net exposure	85.2	80.1
West European countries excl. Sweden
Risk information
Net exposure	62.7	58.8
West European countries excl. Sweden | Central governments
Risk information
Net exposure	19.0	13.9
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	0.1	0.2
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	3.5	3.1
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure	4.2	4.0
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	15.0	17.7
West European countries excl. Sweden | Corporates
Risk information
Net exposure	20.9	19.9
Central-East European countries
Risk information
Net exposure	3.4	3.4
Central-East European countries | Central governments
Risk information
Net exposure	2.8	3.1
Central-East European countries | Financial institutions
Risk information
Net exposure	0.2	0.2
Central-East European countries | Corporates
Risk information
Net exposure	kr 0.4	kr 0.1